MALIZIA SPIDI & FISCH, PC
                                ATTORNEYS AT LAW

1100 NEW YORK AVENUE, N.W.                            1900 SOUTH ATHERTON STREET
SUITE 340 WEST                                 STATE COLLEGE, PENNSYLVANIA 16801
WASHINGTON, D.C.  20005                                           (814) 272-3502
(202) 434-4660                                         FACSIMILE: (814) 272-3514
FACSIMILE: (202) 434-4661

SAMUEL J. MALIZIA                                    WRITER'S DIRECT DIAL NUMBER
                                                                  (202) 434-4666
Via EDGAR and Hand Delivery
---------------------------

November 12, 2004

William Friar, Esq.
Senior Financial Analyst
Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Mail Stop 0408

         Re:      Kearny Financial Corp.
                  Amendment No. 2 to the Registration Statement on Form S-1 File No. 333-118815
                  ---------------------------------------------------------

Dear Mr. Friar:

     Transmitted with this letter for filing, on behalf of Kearny Financial Corp., (the "Company") is pre-effective Amendment No. 2 to the Registration Statement on Form S-1. This filing is marked to show changes made since the filing of Amendment No. 1 to the Form S-1 on October 27, 2004. Page numbers refer to the pages in the revised prospectus filed herewith.

After-Market Performance Information Provided by Independent Appraiser - Page 7
-------------------------------------------------------------------------------

1. We note your response to prior comment 8. Consider whether or not it is appropriate to say on page 8 that the data "may not be meaningful to investors," as you already mention that the sample is small.

     We have revised this section to remove the statement that the data "may not be meaningful to investors."

Stock Trading Multiples of Mutual Holding Companies on a Fully Converted Basis - Page 6
--------------------------------------------------------------------------------

2. We note your response to prior comment 8. Please advise why you include references to "fully converted" on pages 5, 6 and 10.

MALIZIA SPIDI & FISCH, PC

William Friar, Esq.
Securities and Exchange Commission
November 12, 2004
Page 2


     We have revised this section to remove the references to"fully converted."

Selected Financial Data and Other Data - Page 20
------------------------------------------------

3. Please refer to our previous comment 14. Please provide the dividend payout ratio and cash dividends paid per share for each entity included in the consolidated financial statements. In addition, provide the net income per common share outstanding. Regulation S-K and Industry Guide 3 require that certain historical information be presented in the table of selected financial data, regardless of whether or not the capital structure will be significantly different after the initial public offering. To the extent you believe additional disclosure is required to enhance a reader's understanding of this data, please revise to provide such disclosure.

     We have revised this section to include the dividend payout ratio and cash dividends paid per share for each entity included in the consolidated financial statements. We have also added the net income per common share outstanding.

Recent Developments - Page 22
-----------------------------

4. Please provide the basic/diluted earnings per share and the weighted average number of common shares outstanding in the summary of operations.

     We have revised this section to include basic/diluted earnings per share and the weighted average number of common shares outstanding for the three months ended September 30, 2004 and 2003.

5. On page 26, please revise your discussion to include your assessment of the shift in deposit accounts to include the following:

     o    Whether you expect this trend to continue.
     o Your estimate of the severity of the potential deposit run-off as alternative investment opportunities present themselves and what impact this will have on your liquidity.

     We have revised this section to include statements regarding management's expectations regarding the continuation of this trend and their estimate of the severity of the potential run-off and the effect on liquidity.

Management's Discussion and Analysis - Page 38
----------------------------------------------

6. Refer to our previous comment 26. Please add a separately titled section to discuss your off balance sheet arrangements to include the following:

MALIZIA SPIDI & FISCH, PC

William Friar, Esq.
Securities and Exchange Commission
November 12, 2004
Page 3

         o    Significant Purchase Commitments
         o    Loan Guarantees, Letters of Credit or similar arrangements
         o    Commitments to Fund Loans
         o Any other item that constitutes a liability, asset or cash flow that is not reflected in your financial statements.

     Alternatively, please include a separately titled section for off balance sheet arrangements that includes references to where these discussions are located. Refer to Rule 303(4) of Regulation S-X.

     We have added a section discussing off-balance sheet arrangements between the sections regarding liquidity and capital.

Overview - Page 39
------------------

7. We note that your response to prior comment number 24 discusses net interest income, provision for loan losses, non-interest income and non-interest expense. Please complete the analysis by discussing the results of net income.

     We have added a paragraph discussing the results of net income to the Overview.

Critical Accounting Policies - Page 42
--------------------------------------

8. Refer to our previous comment 28. We note the implementation dates of EITF 03-1. Please revise your discussion of your accounting policies for determining impairment on investment securities to discuss what your policies were for each of the periods presented. Clearly disclose what your procedures have been to evaluate security impairment and how accurate those estimates and assumptions are compared to actual performance. In light of this, please delete your sentence on page 42 "There is no basis to evaluate the accuracy of our estimates and assumptions in evaluating whether any securities are other-than- temporarily impaired as EITF 03-1 was first adopted effective June 30, 2004."

     We have revised this section to state that evaluation method described was the Company's policy for determining impairment on investment securities for each of the three years ended June 30, 2004. We have revised the description of the procedures that have been used to evaluate security impairment and have added a statement as to the accuracy of those estimates and assumptions compared to actual performance.

Transactions with Related Parties - Page 95
-------------------------------------------

9. We note your reply to prior comment number 42. In the third paragraph, it appears as if you have one loan with directors, executive officers or their immediately family members

MALIZIA SPIDI & FISCH, PC

William Friar, Esq.
Securities and Exchange Commission
November 12, 2004
Page 4

     but several loans that total up to $1.6 million to officers, officers and employees in the fourth paragraph. Please clarify the disclosure between the two paragraphs (e.g., are the additional loans to just employees?).

     We have revised this section to clarify that the $1.6 million total related party loans at June 30, 2004 refers to loans to senior officers, directors and their affiliates (those loans subject to Regulation O). We have corrected the referenced statement to pluralize the reference to loans: "Other than through loans with Kearny Federal Savings Bank made in the ordinary course of business on substantially the same terms and conditions as those of comparable transactions prevailing at the time with other persons, no directors, officers or their immediate family members were engaged, directly or indirectly, in transactions with Kearny Financial Corp. or any subsidiary exceeding $60,000 during the three years ended June 30, 2004."

Consolidated Statements of Changes in Stockholder's Equity - Page F-4
---------------------------------------------------------------------

10. Please revise to reflect the changes in the number of shares outstanding for all years presented. Refer to paragraph 10 of APB 12.

     We have revised the Consolidated Statements of Changes in Stockholder's Equity to reflect the changes in the number of shares outstanding for all years presented.

11. Please revise to disclose the dividends to minority shareholders and the purchase and issuance of treasury stock. Refer to paragraph 53 of APB 16.

     The dividends to minority shareholders and the purchase and issuance of treasury stock have been posted to the Statement of Cash Flows and not to capital accounts, and therefore cannot be disclosed on the Statements of Changes in Stockholder's Equity.

Statement of Cash Flows - Page F-5
----------------------------------

12. Please revise your statement of cash flows to separately present the dividends paid to minority shareholders and the purchase and issuance of treasury stock as cash flows from financing activities. Refer to paragraphs 19 and 20 of SFAS 95.

     We have revised the Consolidated Statements of Cash Flows to separately present the dividends paid to minority shareholders and the purchase and issuance of treasury stock as cash flows from financing activities.

Summary of Significant Accounting Policies - Page F-8
-----------------------------------------------------

13. Refer to our previous comment 53. We note the disclosure of when goodwill impairment is evaluated. Please revise your discussion to include a disclosure describing the specific

MALIZIA SPIDI & FISCH, PC

William Friar, Esq.
Securities and Exchange Commission
November 12, 2004
Page 5

     manner in which goodwill is assessed for recoverability and how any impairment would be measured. Revise your disclosure to specifically discuss what method you use to test the goodwill for impairment and how any impairment would be measured under this test.

     We have revised Note 1 to describe the manner in which goodwill is assessed for recoverability and how any impairment would be measured. We have added a discussion of what method is used to test the goodwill for impairment and how any impairment would be measured under this test.

14. Refer to our previous comment 58. Please move the SFAS 107 fair value assumptions from the Summary of Significant Accounting Policies footnote to
     Note 17, and include a disclosure of how you determine the fair value of your investment securities that specifically states, if true, that you use quoted market prices when available. The Summary of Significant Accounting policies should contain disclosures related to how you calculate the fair value only when those disclosures relate to how you record items presented in your balance sheet.

     We have moved the SFAS 107 fair value assumptions from Note 1 to Note 17 and have included a disclosure of how the fair value of investment securities is determined. The Company uses quoted market prices when available.

Note 13.  Benefit Plans - Page F-25
--------  -------------------------

15. Refer to our previous comment 66. Please also include the significant assumptions used in estimating the fair values of the options including the following weighted average information for all entities included in your consolidated financial statements:

     o    risk free interest rate
     o    expected life
     o    expected volatility
     o    expected dividends

     Refer to paragraph 47 of SFAS 123.

     We have revised Note 13 to address the assumptions used in estimating the fair values of the options.

16. Refer to our previous comment 67. Please provide the following disclosures for any period for which an income statement is presented for all entities included in your consolidated financial statements.

     o    Net income and basic and diluted earnings per share as reported

MALIZIA SPIDI & FISCH, PC

William Friar, Esq.
Securities and Exchange Commission
November 12, 2004
Page 6


     o The stock-based employee compensation cost, net of related tax effects, included in the determination of net income, as reported
     o The stock-based employee compensation cost, net of related tax effects, that would have been included in the determination of net income if the fair value method had been applied to all awards
     o Pro forma net income as if the fair value had been applied to all awards
     o Pro forma basic and diluted earnings per share as if the fair value based method had been applied to all awards.

     Refer to paragraphs 45-48 of SFAS 123.

     We have revised Note 1 to include the required SFAS 123 disclosures.

Stockholder's Equity and Regulatory Capital - Page F-29
-------------------------------------------------------

17. Please revise your regulatory capital ratio disclosures on page F-30 to present ratios for the consolidated holding company as well as the bank. Refer to Chapter 17.17 AICPA Audit and Accounting Guide: Depository and Lending Institutions.

     We have not included the requested ratios because the Company is a savings and loan holding company and unlike a bank holding company, there are no holding company ratios applicable to the Company.

                                      ****

     We believe that the foregoing is responsive to the staff's comments. It is our intention that the Company's registration statement be declared effective on Friday, November 12, 2004. Thus, we respectfully request that the staff, as soon as possible, advise Sam Malizia or Tiffany Hasselman at (202) 434-4660 of any reasons the registration statement may not be declared effective on November 12th.

                                                  Sincerely,


                                                  /s/Samuel J. Malizia
                                                  ------------------------------
                                                  Samuel J. Malizia

Enclosures

cc: Timothy A. Geishecker, Esq. SEC - Mail Stop 0408 (Hand Deliver) Rebekah Moore, Staff Accountant, SEC-Mail Stop 0408 (Hand Deliver) Kevin Vaughn, Staff Accountant, SEC-Mail Stop 0408 (Hand Deliver) Mr. John N. Hopkins, President and Chief Executive Officer
         Mr. Barry Morgan, Radics & Co., LLC